Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, par value (in dollars per share)	$ 0.0001
Preferred stock, authorized (in shares)	3,120,000
Preferred stock, issued (in shares)	1,676,165
Preferred stock, outstanding (in shares)	1,676,165
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, authorized (in shares)	100,000,000	2,470,000,000
Common stock, issued (in shares)	3,678,550	2,552,744
Common stock, outstanding (in shares)	3,678,550
Previously Reported [Member]
Preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Preferred stock, authorized (in shares)	30,000,000	30,000,000
Preferred stock, issued (in shares)	16,116,957	0
Preferred stock, outstanding (in shares)	16,116,957	0
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Common stock, authorized (in shares)	2,470,000,000	2,470,000,000
Common stock, issued (in shares)	35,369,877	2,552,744
Common stock, outstanding (in shares)	35,369,877	2,552,744